Debt (Schedule of Long-term Debt) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt and capital lease obligations	$ 18,929,000	$ 17,130,000	$ 17,885,000
Less current portion	(9,756,000)	(7,335,000)	(8,870,000)
Total long-term debt and capital lease obligations	9,173,000	9,795,000	9,015,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	7,672,000	5,141,000	6,199,000
Term Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	9,955,000	10,615,000	11,669,000
Nexus Promissory Note [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	1,299,000	1,371,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	3,000	3,000	17,000
Total long-term debt and capital lease obligations	$ 2,800	$ 3,000